SUMMARY OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS INCLUDING BOTH ACCOUNT RECEIVABLES DUE FROM THIRD PARTIES AND RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year	¥ 84,128	¥ 99,523
Additions charged to bad debt expense	7,755	(15,395)
Balance at the end of the year	91,883	84,128
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year	274	124
Additions charged to bad debt expense	32	150
Balance at the end of the year	¥ 306	¥ 274